Geological event - Alagoas (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Description of reparation for social-environmental	allocating R$1,580,000 for the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, of which R$300 million going to indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and urban mobility actions. The provision amount, updated by inflation index established in the agreement, is R$1,567,842 (2021: R$1,577,186).
Lawsuit compensation	R$ 1,700,000
Key management personnel compensation, share-based payment	R$ 1,100,000
Description of individual actions	Braskem was defendant in several other actions, that, in aggregate, involve the amount of R$1 billion (2021: R$895 million), filed in Brazil and abroad, seeking the payment of indemnifications directly or indirectly related to the geological event in Maceió.
Technical cooperation agreement member
IfrsStatementLineItems [Line Items]
Provision accrued amount	R$ 1,367,269	R$ 1,691,032
Description of reparation for residents	Public-Interest Civil Action claiming the payment of indemnification for damages caused to the buildings and the residents of areas affected in the Pinheiro district and surrounding areas, in the total minimum amount of R$6.7 billion, with initial request for provisional measure to freeze the Company’s financial and other assets in the same amount. Successive orders to freeze funds resulted in the court blocking of R$3.7 billion in assets in 2019, and the unfreezing occurred in January 2020. Once the case was sent to the Federal Courts, the Federal Prosecution Office started to participate in the action.
Alagoas state federal prosecution office member | Technical cooperation agreement member
IfrsStatementLineItems [Line Items]
Net of adjustment to present value	R$ 2,087,142	R$ 3,390,849